INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Future income tax benefits:
Insurance and employee benefits	$ 142	$ 155
Other assets basis differences	576	413
Other liabilities basis differences	674	531
Tax loss carryforwards	178	159
Tax credit carryforwards	1,404	1,332
Valuation allowances	(1,442)	(1,372)
Future income tax benefits	1,532	1,218
Future income tax obligations:
Goodwill and intangible assets	(1,769)	(401)
Other asset basis differences	(381)	(389)
Future income tax obligations	$ (2,150)	$ (790)